COMMITMENTS & CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
COMMITMENTS & CONTINGENCIES [Abstract]
COMMITMENTS & CONTINGENCIES

NOTE 9 - COMMITMENTS & CONTINGENCIES

General

There have been significant changes in the U.S. economy,  oil and gas prices and the finance industry which have adversely affected and may continue to adversely affect the  Company  in its  attempt to obtain  financing  or in its  process to produce commercially feasible oil and gas production.

Federal,  state and local  authorities  regulate  the oil and gas  industry.  In particular,  gas and oil  production  operations  and  economics are affected by environmental  protection statutes,  tax statutes and other laws and regulations relating to the petroleum  industry,  as well as changes in such laws,  changing administrative regulations and the interpretations and application of such laws,

rules  and  regulations.  The  Company  believes  it is in  compliance  with all federal, state and local laws, regulations, and orders applicable to the Company and its properties and operations,  the violation of which would have a material adverse effect on the Company or its financial condition.

Operating Hazards and Insurance

The gas and oil business  involves a variety of operating  risks,  including the

risk  of  fire,  explosions,   blow-outs,  pipe  failure,  abnormally  pressured

formation,  and environmental hazards such as oil spills, gas leaks, ruptures or discharges  of toxic  gases,  the  occurrence  of any of which  could  result in substantial  losses to the Company due to injury or loss of life,  severe damage to or destruction  of property,  natural  resources and equipment,  pollution or other environmental damage, cleanup  responsibilities,  regulatory investigation and penalties and suspension of operations.

The  Company  to date  has not  acquired  its own  insurance  coverage  over its interests in the  properties,  instead the Company has relied on the third party operators  for its  properties  to maintain  insurance to cover its  operations;

however, the Company may purchase additional insurance coverage when necessary.

There can be no assurance that insurance,  if any, will be adequate to cover any losses or exposure to liability. Although the Company believes that the policies obtained by the third party operators  provide  coverage in scope and in amounts customary in the industry,  they do not provide  complete  coverage  against all operating  risks. An uninsured or partially  insured claim, if successful and of significant  magnitude,  could have a material adverse effect on the Company and its financial condition via its contractual liability to the prospect.

Title to Properties

The Company's  practice has been to acquire ownership or leasehold rights to oil and natural gas  properties  from third parties.  Most of the Company's  current operations are conducted on properties acquired from third parties. Our existing rights are dependent on those previous third parties having obtained valid title to the properties. Prior to the commencement of gas drilling operations on those properties,  the third  parties  customarily  conduct a title  examination.  The

Company generally does not conduct  examinations of title prior to obtaining its interests in its operations,  but rely on representations from the third parties that they have good, valid and enforceable  title to the oil and gas properties.

Based upon the  foregoing,  we believe  that we have  satisfactory  title to our producing properties in accordance with customary practices in the gas industry.

The  Company  is not  aware of any  title  deficiencies  as of the date of these financial statements.

NOTE 9 - COMMITMENTS & CONTINGENCIES

General

There have been significant changes in the U.S. economy,  oil and gas prices and the finance industry which have adversely affected and may continue to adversely affect the  Company  in its  attempt to obtain  financing  or in its  process to produce commercially feasible oil and gas production.

Federal,  state and local  authorities  regulate  the oil and gas  industry.  In particular,  gas and oil  production  operations  and  economics are affected by environmental  protection statutes,  tax statutes and other laws and regulations relating to the petroleum  industry,  as well as changes in such laws,  changing administrative regulations and the interpretations and application of such laws,

rules  and  regulations.  The  Company  believes  it is in  compliance  with all federal, state and local laws, regulations, and orders applicable to the Company and its properties and operations,  the violation of which would have a material adverse effect on the Company or its financial condition.

Operating Hazards and Insurance

The gas and oil business  involves a variety of operating  risks,  including the

risk  of  fire,  explosions,   blow-outs,  pipe  failure,  abnormally  pressured

formation,  and environmental hazards such as oil spills, gas leaks, ruptures or discharges  of toxic  gases,  the  occurrence  of any of which  could  result in substantial  losses to the Company due to injury or loss of life,  severe damage to or destruction  of property,  natural  resources and equipment,  pollution or other environmental damage, cleanup  responsibilities,  regulatory investigation and penalties and suspension of operations.

The  Company  to date  has not  acquired  its own  insurance  coverage  over its interests in the  properties,  instead the Company has relied on the third party operators  for its  properties  to maintain  insurance to cover its  operations;

however, the Company may purchase additional insurance coverage when necessary.

There can be no assurance that insurance,  if any, will be adequate to cover any losses or exposure to liability. Although the Company believes that the policies obtained by the third party operators  provide  coverage in scope and in amounts customary in the industry,  they do not provide  complete  coverage  against all operating  risks. An uninsured or partially  insured claim, if successful and of significant  magnitude,  could have a material adverse effect on the Company and its financial condition via its contractual liability to the prospect.

Title to Properties

The Company's  practice has been to acquire ownership or leasehold rights to oil and natural gas  properties  from third parties.  Most of the Company's  current operations are conducted on properties acquired from third parties. Our existing rights are dependent on those previous third parties having obtained valid title to the properties. Prior to the commencement of gas drilling operations on those properties,  the third  parties  customarily  conduct a title  examination.  The

Company generally does not conduct  examinations of title prior to obtaining its interests in its operations,  but rely on representations from the third parties that they have good, valid and enforceable  title to the oil and gas properties.

Based upon the  foregoing,  we believe  that we have  satisfactory  title to our producing properties in accordance with customary practices in the gas industry.

The  Company  is not  aware of any  title  deficiencies  as of the date of these financial statements.